UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    June 30, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.4%
Commercial Services - 6.0%
31,200	Booz Allen Hamilton Holding Corp.	986,232
55,300	Cardtronics, PLC *	2,466,380
15,000	Equifax, Inc.	2,018,700
7,400	Moody’s Corp.	801,272
35,200	Nielsen Holdings, PLC	1,885,664
32,100	RR Donnelley & Sons Co. *	504,612

		8,662,860

Communications - 1.4%
18,300	SBA Communications Corp. *	2,052,528

Consumer Durables - 4.3%
15,300	Carlisle Cos., Inc.	1,569,321
16,000	Electronic Arts, Inc. *	1,366,400
11,700	Polaris Industries, Inc.	906,048
15,200	Snap-On, Inc.	2,309,792

		6,151,561

Consumer Non-Durables - 2.7%
7,500	Carter’s, Inc.	650,325
48,900	Coca-Cola European Partners, PLC	1,951,110
49,500	Hanesbrands, Inc.	1,249,875

		3,851,310

Consumer Services - 6.2%
3,000	Chipotle Mexican Grill, Inc. *	1,270,500
42,600	Cinemark Holdings, Inc.	1,630,728
53,600	Dunkin’ Brands Group, Inc.	2,791,488
33,832	Marriott International, Inc.	2,277,909
32,200	Service Corp. International	854,588

		8,825,213

Electronic Technology - 10.2%
98,400	Applied Materials, Inc.	2,966,760
24,800	Arista Networks, Inc. *	2,109,984
22,800	Broadcom, Ltd.	3,933,456
58,200	Ciena Corp. *	1,268,760
23,100	MACOM Technology Solutions Holdings, Inc. *	978,054
43,500	Skyworks Solutions, Inc.	3,312,090

		14,569,104

Energy Minerals - 2.0%
23,800	Continental Resources, Inc. *	1,236,648
39,010	Marathon Petroleum Corp.	1,583,416

		2,820,064

Finance - 9.0%
11,400	Affiliated Managers Group, Inc. *	1,649,580
7,800	Ameriprise Financial, Inc.	778,206
35,300	Arthur J Gallagher & Co.	1,795,711
58,600	Brixmor Property Group, Inc.	1,628,494
23,600	First Republic Bank	1,819,796
16,600	Hartford Financial Services Group, Inc.	710,812

Quantity	Name of Issuer	Fair Value ($)

5,700	Intercontinentalexchange Group, Inc.	1,535,352
51,600	Legg Mason, Inc.	1,727,568
13,700	Life Storage, Inc.	1,218,478

		12,863,997

Health Services - 4.8%
29,600	Acadia Healthcare Co., Inc. *	1,466,680
32,100	Amsurg Corp. *	2,152,305
21,500	Centene Corp. *	1,439,640
13,600	Express Scripts Holding Co. *	959,208
9,100	Patterson Cos, Inc.	418,054
15,200	Team Health Holdings, Inc. *	494,912

		6,930,799

Health Technology - 10.0%
12,000	Alexion Pharmaceuticals, Inc. *	1,470,480
12,200	Align Technology, Inc. *	1,143,750
9,800	Allergan, PLC *	2,257,038
18,200	Celgene Corp. *	1,902,446
9,300	Incyte Corp. *	876,897
9,600	Jazz Pharmaceuticals, PLC *	1,166,208
19,650	Thermo Fisher Scientific, Inc.	3,125,529
9,900	Vertex Pharmaceuticals, Inc. *	863,379
11,675	Zimmer Holdings, Inc.	1,517,984

		14,323,711

Industrial Services - 2.4%
45,500	Waste Connections, Inc.	3,398,850

Process Industries - 5.1%
31,200	Ecolab, Inc.	3,797,664
18,800	International Paper Co.	902,024
30,800	Scotts Miracle-Gro Co.	2,564,716

		7,264,404

Producer Manufacturing - 7.6%
24,000	AMETEK, Inc.	1,146,720
10,950	Anixter International, Inc. *	706,275
18,400	Delphi Automotive, PLC	1,312,288
26,400	Ingersoll-Rand, PLC	1,793,616
46,890	Johnson Controls International, PLC	2,181,792
37,900	Mobileye NV *	1,613,403
27,400	Orbital ATK, Inc.	2,088,702

		10,842,796

Retail Trade - 6.9%
40,200	Macy’s, Inc.	1,489,410
55,300	TJX Cos., Inc.	4,135,334
17,700	Ulta Salon Cosmetics & Fragrance, Inc. *	4,212,246

		9,836,990

Technology Services - 13.7%
25,100	ANSYS, Inc. *	2,324,511
55,005	Aspen Technology, Inc. *	2,573,684
21,200	Autodesk, Inc. *	1,533,396

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

36,400	Cognizant Technology Solutions Corp. *	1,736,644
8,300	DST Systems, Inc.	978,736
31,275	Euronet Worldwide, Inc. *	2,559,233
30,300	Genpact, Ltd. *	725,685
2,150	priceline.com, Inc. *	3,163,703
19,400	Ultimate Software Group, Inc. *	3,965,166

		19,560,758

Transportation - 3.0%
38,100	Alaska Air Group, Inc.	2,509,266
27,700	Ryder System, Inc.	1,826,815

		4,336,081

Utilities - 1.1%
27,800	WEC Energy Group, Inc.	1,664,664

Total Common Stocks (cost: $88,183,229)		137,955,690

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 3.9%
5,647,615	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $5,647,615)		5,647,615

Total Investments in Securities - 100.3% (cost: $93,830,844)		143,603,305
Other Assets and Liabilities, net - (0.3%)		(435,145)

Total Net Assets - 100.0%		$143,168,160

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks **	137,955,690	—	—	137,955,690
Short-Term Securities	5,647,615	—	—	5,647,615

Total:	143,603,305	—	—	143,603,305

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2016 is included with the Fund’s schedule of investments.

At September 30, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Mid Cap Growth	$51,350,086	($1,577,625)	$49,772,461	$93,830,844

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 4, 2016

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	November 4, 2016